Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Accounts Receivable and Allowance for Credit Losses [Abstract]
Accounts receivables	$ 19,244	$ 11,238
Allowances for credit losses	(312)	(312)
Accounts receivables, net	$ 18,932	$ 10,926